RECOVERABLE TAXES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 5,756,229		R$ 5,767,318
Additions	1,476,766		1,193,666
Offsets	(1,106,815)		(1,294,494)
Transfers	(175,737)	[1]	(141,883)
Intrest	232,934		198,362
Exchange variation	(27,160)		(12,594)
Ending balance	6,156,217		5,756,229
Business combination			45,854
I C M S And V A T Recoverable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,886,027		1,568,975
Additions	768,497		668,918
Offsets	(216,040)		(185,750)
Transfers	(192,244)	[1]	(160,278)
Intrest	242		239
Exchange variation	(27,025)		(12,556)
Ending balance	2,219,457		1,886,027
Business combination			6,479
I C M S And V A T Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(137,854)		(154,721)
Additions	(28,214)		(30,661)
Offsets	23,332		29,133
Transfers	16,507	[1]	18,395
Intrest
Exchange variation
Ending balance	(126,229)		(137,854)
Business combination
P I S And C O F I N S Recoverable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,685,276		3,168,099
Additions	649,054		471,560
Offsets	(880,317)		(1,065,504)
Transfers
Intrest	134,561		76,862
Exchange variation
Ending balance	2,588,574		2,685,276
Business combination			34,259
P I S And C O F I N S Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(14,228)		(14,228)
Additions
Offsets
Transfers
Intrest
Exchange variation
Ending balance	(14,228)		(14,228)
Business combination
I P I Recoverable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	929,645		808,528
Additions	18,700		7,392
Offsets	(8,388)		(2,363)
Transfers
Intrest	76,416		114,979
Exchange variation
Ending balance	1,016,373		929,645
Business combination			1,109
I P I Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,984)		(1,984)
Additions
Offsets	1,984
Transfers
Intrest
Exchange variation
Ending balance			(1,984)
Business combination
I N S S Recoverable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	318,138		341,825
Additions	46,537		36,829
Offsets	(20,154)		(66,810)
Transfers
Intrest	21,715		6,282
Exchange variation
Ending balance	366,236		318,138
Business combination			12
Other Taxes Recoverable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	92,216		52,889
Additions	22,767		39,427
Offsets	(7,265)		(4,057)
Transfers
Intrest
Exchange variation	(135)		(38)
Ending balance	107,583		92,216
Business combination			3,995
Other Taxes Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,007)		(1,963)
Additions	(575)		99
Offsets	33		857
Transfers
Intrest
Exchange variation
Ending balance	(1,549)		(1,007)
Business combination
Income Taxes Recoverable [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	294,050		107,728
Additions	203,796		246,162
Offsets	(55,895)		(60,058)
Transfers
Intrest	3,280		18
Exchange variation	(10,839)		(722)
Ending balance	434,392		294,050
Business combination			922
Income Taxes Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(15,933)		(9,029)
Additions	36		(6,904)
Offsets
Transfers
Intrest
Exchange variation
Ending balance	(15,897)		(15,933)
Business combination
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	278,117		98,699
Additions	203,832		239,258
Offsets	(55,895)		(60,058)
Transfers
Intrest	3,280		18
Exchange variation	(10,839)		(722)
Ending balance	418,495		278,117
Business combination			922
I N S S Impairment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			(102)
Additions			102
Offsets
Transfers
Intrest
Exchange variation
Ending balance
Business combination

[1]	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.